OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA
18.	OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA

We operate in one reportable segment, electrical distribution equipment based on aggregation criteria:

(1)  We manufacture and sell power control and distribution equipment, including cast resin transformers, substation, reactors, and switchgears.  While each type of product has a different function, all are used to control and to distribute electric power. (2) While the manufacturing techniques and equipment may vary among product types, we apply the similar production process, quality, and cost monitoring and control systems throughout our manufacturing facilities. (3) Our customer base is not differentiated by the type of products.   Our customers base comprise of resellers or end users of power control and distribution equipment, including OEMs, utilities, municipal governments, industrial companies, and commercial and residential developers.  Customers often procure one or more types of products we offer depending on their requirements. (4) Presently, we use the same sales team and similar distribution channels for all of our products, because the customer base for our products are the same.

Thus, we report one operating segment based on aggregation criteria. We sell our products in the People’s Republic of China, the United States, and Europe.

Geographic area data

	Year ended December 31,
	2014	2014	2013	2012
	US$	RMB	RMB	RMB
	(In thousands)
Revenues from external customers:
United States	9,906	60,505	105,938	108,347
Europe	10,190	62,237	40,749	59,910
PRC	220,911	1,349,303	1,251,174	1,156,695
	241,007	1,472,045	1,397,861	1,324,952
Property, Plant, and Equipment by area:
United States	2,169	13,270	14,027	15,092
PRC	71,807	439,389	446,905	244,880
	73,976	452,659	460,932	259,972
Net Assets
United States	3,983	24,375	12,477	43,089
PRC	222,706	1,362,738	1,293,139	1,169,100
	226,689	1,387,113	1,305,616	1,212,189